Equity (Tables)	6 Months Ended
Jun. 30, 2015
Warrant [Member]
Derivative [Line Items]
Summary of outstanding warrants and options
		Weighted
		average
	Number of	exercise price
STOCK WARRANTS:	shares	per share
Outstanding at December 31, 2013	1,404,599	$3.39

Granted	5,226,120	2.61
Exercised	-	-

Cancelled or expired	(719,004)	4.46

Outstanding at December 31, 2014	5,911,715	$2.57

Granted	100,000	2.56
Exercised	-	-
Cancelled or expired	(4,667)	-
Outstanding at June 30, 2015	6,007,048	$2.57

Stock Option [Member]
Derivative [Line Items]
Summary of outstanding warrants and options
		Weighted
		average
	Number of	exercise price
STOCK OPTIONS:	shares	per share
Outstanding at December 31, 2013	5,557	$20.25

Granted	20,000	$2.00
Exercised	-	-
Cancelled or expired	-	-

Outstanding at December 31, 2014	25,557	$5.97

Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2015	25,557	$5.97